Consolidated statement of comprehensive income of Aegon Ltd. - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement [LineItems]
Net result from continuing and discontinued operations	€ 676	€ (199)	€ (540)
Items that will not be reclassified to profit or loss:
Gains/ (losses) on investments in equity instruments (FVOCI)	1	0	(1)
Changes in revaluation reserve real estate held for own use	(1)	(2)	(1)
Remeasurements of defined benefit plans	(6)	(160)	(44)
Income tax relating to items that will not be reclassified	1	30	(5)
Discontinued operations that will not be reclassified	0	38	704
Insurance items that may be reclassified subsequently to profit or loss:
Unrealized gains / (losses) on financial assets measured at FVOCI	(1,101)	1,311	(14,571)
Realized gains / (losses) on disposal of financial assets measured at FVOCI	70	577	488
Insurance finance income / (expenses)	2,250	(1,626)	18,680
Reinsurance finance income / (expenses)	(556)	349	(4,672)
Changes in cash flow hedging reserve	(217)	(185)	(241)
Income tax relating to items that may be reclassified	(86)	(95)	108
Items that may be reclassified subsequently to profit or loss:
Unrealized gains / (losses) on financial assets measured at FVOCI	(86)	225	(1,703)
Realized gains / (losses) on disposal of financial assets measured at FVOCI	12	129	58
Changes in cash flow hedging reserve	5	(7)	49
Movements in foreign currency translation and net foreign investment hedging reserves	224	(85)	137
Equity movements of joint ventures	(27)	(2)	(35)
Equity movements of associates	85	(7)	2
Disposal	(1)	0	0
Disposal of group assets	(11)	(9)	149
Income tax relating to items that may be reclassified	22	(72)	333
Discontinued operations that may be reclassified	0	12	(344)
Other	(5)	0	40
Total other comprehensive income / (loss)	573	421	(870)
Total comprehensive income / (loss)	1,248	222	(1,410)
Total comprehensive income/ (loss) attributable to:
Owners of Aegon Ltd.	1,253	259	(1,450)
Non-controlling interests	€ (4)	€ (37)	€ 41